SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Schedule of information on reportable segments
For the three months ended September 30, 2024

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[6]	Group
Revenue	$520.0	$533.6	$300.2	$-	$1,353.8
Depreciation and amortization	$33.9	$27.4	$8.7	$1.2	$71.2

Adjusted operating profit/(loss)	$104.0	$93.4	$20.7	$(23.1)	$195.0
Adjustments
PPA[1]					(10.8)
Restructuring expenses[2]					(2.5)
Expenses related to transaction activities[3]					(2.3)
Expenses related to certain legal proceedings[4]					(1.4)
Expenses related to share-based incentive plans[5]					(1.3)
Finance cost					(48.9)
Finance income					1.1
Income before tax					$128.9
[1]Purchase Price Adjustments ("PPA") include amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events, and other non-recurring costs from payroll tax audits.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes legal fees and judgements in connection with non-recurring legal actions.
[5]Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 6. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.
[6]Includes corporate expenses, which have not been allocated to the reportable segments.
For the three months ended September 30, 2023

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[4]	Group
Revenue	$388.7	$494.6	$269.8	$-	$1,153.1
Depreciation and amortization	$22.2	$23.4	$6.8	$1.6	$54.1

Adjusted operating profit/(loss)	$63.3	$88.3	$2.4	$(20.5)	$133.5
Adjustments
PPA[1]					(10.7)
Restructuring expenses[2]					(2.3)
Expenses related to transaction activities[3]					(15.8)
Finance cost					(109.4)
Finance income					1.4
Loss before tax					$(3.3)
1PPA includes amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes corporate expenses, which have not been allocated to the reportable segments.
For the nine months ended September 30, 2024

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[6]	Group
Revenue	$1,449.3	$1,241.2	$857.3	$-	$3,547.8
Depreciation and amortization	$89.5	$77.9	$24.4	$4.7	$196.5

Adjusted operating profit/(loss)	$279.1	$106.3	$34.6	$(66.0)	$354.0
Adjustments
PPA[1]					(32.2)
Restructuring expenses[2]					(12.2)
Expenses related to transaction activities[3]					(20.3)
Expenses related to certain legal proceedings[4]					(1.4)
Expenses related to share-based incentive plans[5]					(10.7)
Finance cost					(178.9)
Loss on debt extinguishment					(14.3)
Finance income					6.3
Income before tax					$90.3
1PPA include amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events, and other non-recurring costs from payroll tax audits.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes legal fees and judgments in connection with non-recurring legal actions.
[5]Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 6. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.
[6]Includes corporate expenses, which have not been allocated to the reportable segments.
For the nine months ended September 30, 2023

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[4]	Group
Revenue	$1,054.7	$1,148.6	$869.6	$-	$3,072.9
Depreciation and amortization	$63.3	$70.6	$19.8	$4.8	$158.5

Adjusted operating profit/(loss)	$186.0	$103.2	$55.6	$(49.2)	$295.7
Adjustments
PPA[1]					(32.1)
Restructuring expenses[2]					(2.3)
Expenses related to transaction activities[3]					(18.7)
Finance cost					(296.6)
Finance income					4.5
Loss before tax					$(49.5)
1PPA includes amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes corporate expenses, which have not been allocated to the reportable segments.